Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events
Subsequent Events

(15) Subsequent Events

On July 1, 2014, Tamala L. Longaberger lent AEI $158,000 and in connection there with AEI issued a promissory note in the principal amount of $158,000 to her. The note bears interest at the rate of 10% per annum and matures on July 1, 2015 and is guaranteed by CVSL. The company's failure to comply with the obligations under the Note, insolvency or bankruptcy proceedings or a default under any other loan, security or similar agreements of AEI if the default materially affects any of AEI property or AEI ability to repay the note or perform its obligations under this note, is a default under the note. The note may be prepaid in whole or in part at any time without premium or penalty. The note also provides for a cure period for any nonpayment default that is curable so long as a notice of breach of the same provision has not been given within the preceding 12 months. Upon default, the note holder may accelerate the time of payment of the note.

On July 2, 2014, CVSL issued a warrant exercisable for 50,000 shares of our common stock at an exercise price of $12.80 per share in consideration of a two-year consulting agreement with an individual with direct selling industry experience. The warrant is exercisable for a term of one year from its issuance date; provided, however, that the term will be extended for an additional year if on July 1, 2015 the shares of common stock underlying the warrant are subject to an effective registration statement under the Securities Act or our common stock is listed on the Nasdaq National Market or the NYSE MKT. In addition, the warrant provides for piggyback registration rights upon request, in certain cases. The exercise price and number of shares issuable upon exercise of the warrants is subject to adjustment in the event of a stock dividend or our recapitalization, reorganization, merger or consolidation.

On July 9, 2014, we issued 5,316 shares of common stock to a director as director compensation and an aggregate of 5,264 shares of restricted common stock (for which restrictions lapse on July 8, 2015) to two newly appointed directors for compensation for their service as directors.

On July 11, 2014, Tamala L. Longaberger lent AEI $800,000 and in connection therewith AEI issued a promissory note in the principal amount of $800,000 to her. The note bears interest at the rate of 10% per annum and matures July 11, 2015 and is guaranteed by CVSL. The company's failure to comply with the obligations under the note, insolvency or bankruptcy proceedings or a default under any other loan, security or similar agreements of AEI if the default materially affects any of AEI property or AEI ability to repay the note or perform its obligation under the note, is a default under the note. The note may be prepaid in whole or in part at any time without premium or penalty. The note also provides for a cure period for any nonpayment default that is curable so long as a notice of breach of the same provision has not been given within the preceding 12 months. Upon default, the note holder may accelerate the time of payment of the note.

On July 31, 2014, TLC, a subsidiary of CVSL and CFI NNN Raiders, LLC. ("CFI"), entered into a Sale Leaseback Agreement (the "Sale Leaseback Agreement") pursuant to which TLC agreed to sell to CFI certain real estate owned by TLC and used by TLC in its manufacturing, distribution and showroom activities. The real estate described in the Sale Leaseback Agreement was purchased by CFI, for an aggregate purchase price of $15,800,000 ($4,400,000 of which is held with CFI as a security deposit and will be released to TLC over time as certain targets are met).

Concurrently with entering into the Sale Leaseback Agreement, CVSL and CFI entered into a Master Lease Agreement (the "Master Lease Agreement"). The Master Lease Agreement provides for a 15-year lease term and specifies the base quarterly rental for the real estate described in the rental schedule. The base quarterly rent in the first year is $551,772 and increases 3% annually each year thereafter. During the lease term, all of the costs, expenses and liabilities associated with the real estate are to be borne by the Company, and the Company is entitled to the unlimited use of the real estate. The Master Lease Agreement includes customary events of default, including non-payment by the Company of the quarterly rental or other charges due under any The Master Lease Agreement. The Company intends to utilize the proceeds from the sale of the real estate to pay off outstanding bank debt and for working capital purposes.

On October 10, 2014, the Company entered into a second amendment to that certain Share Exchange Agreement, as amended, with Rochon Capital (as further amended, the "Amended Share Exchange Agreement"), which will become effective upon the consummation of the Company's proposed current public offering, and which limits Rochon Capital's right or the right of a Permitted Transferree (as defined below) to be issued the 25,240,676 shares of the Company's common stock it is currently entitled to receive under the Share Exchange Agreement, as amended (the "Second Tranche Parent Stock") solely upon the public announcement that a person or group of affiliated or associated persons has become an Acquiring Person (as defined below), or upon the commencement or announcement of a tender or exchange offer which would result in any person or group becoming an Acquiring Person. In such event, the Second Tranche Parent Stock will be issued to Rochon Capital, or a Permitted Transferee to whom the right has been transferred, within ten (10) days of its written request, which request shall be in its sole discretion. A person or group of affiliated or associated persons becomes an "Acquiring Person," thus triggering the issuance of the Second Tranche Parent Stock to Rochon Capital, or a Permitted Transferee to whom the right has been transferred, upon acquiring, subsequent to the date of the Amended Share Exchange Agreement, beneficial ownership of 15% or more of the shares of our common stock then outstanding. The term "Acquiring Person" shall not include (1) any person who acquires 15% or more of the Company's shares of common stock in a transaction approved by John P. Rochon, (2) any affiliates of John P. Rochon or (3) any family members of John P. Rochon.

In addition, Rochon Capital has agreed to irrevocably waive its right to, and has agreed that it will not (i) sell, pledge, convey or otherwise transfer all or any part of the Second Tranche Parent Stock or the right to received the Second Tranche Parent Stock to any person or entity other than to (x) John P. Rochon or his wife, or both, or William John Philip Rochon (each a "Permitted Transferee") or (y) the Company, as set forth below, and (ii) be entitled to receive any cash dividends or cash distributions of any kind with respect to the Second Tranche Parent Stock, except as specifically provided below. Rochon Capital further agreed that the Second Tranche Parent Stock shall be redeemed by the Company upon receipt of a cash payment by Rochon Capital from the Company of One Million Dollars ($1,000,000) if any of the following events occur: (i) the Company's liquidation or dissolution; (ii) the Company's merger with or into another entity where the holders of its common stock prior to the merger do not own a majority of its common stock immediately after the merger (while specifically excluding the Second Tranche Parent Stock from such calculation); (iii) the sale of all or substantially all of the Company's assets; (iv) the death of John P. Rochon, in which case the redemption shall be limited to Second Tranche Parent Stock that has not been transferred by Rochon Capital; (v) a change of control of Rochon Capital such that a majority of the equity of Rochon Capital is not owned by John P. Rochon or immediate family members of John P. Rochon; and (vi) John P. Rochon having been found guilty or having pled guilty or nolo contendere to any act of embezzlement, fraud, larceny or theft on or from the Company. Rochon Capital has also agreed that the Second Tranche Parent Stock will be automatically redeemed by the Company for nominal consideration if any of the following events should occur: (i) the Company commences a voluntary case under Title 11 of the United States Code or the corresponding provisions of any successor laws; (ii) an involuntary case against the Company is commenced under Title 11 of the United States Code or the corresponding provisions of any successor laws and either (A) the case is not dismissed by midnight at the end of the 90th day after commencement or (B) the court before which the case is pending issues an order for relief or similar order approving the case; or (iii) a court of competent jurisdiction appoints, or the Company makes an assignment of all or substantially all of its assets to, a custodian (as that term is defined in Title 11 of the United States Code or the corresponding provisions of any successor laws) for the Company or all or substantially all of its assets.

Rochon Capital has agreed to irrevocably authorize and direct the Company's transfer agent to place a permanent stop order on the Second Tranche Parent Stock and to add a corresponding restrictive legend on the certificate or certificates representing the Second Tranche Parent Stock.

On October 10, 2014, pursuant to the Second Amendment entered into on June 12, 2014, the Company and Richmont Capital Partners V LP mutually agreed to convert the Convertible Subordinated Unsecured Promissory Note, dated December 12, 2012, in the original principal amount of $20,000,000, into 3,200,000 shares of the Company's common stock which conversion will become effective upon the consummation of the Company's proposed current public offering.

On October 16, 2014, the Company effected a 1-for-20 reverse stock split of its issued and outstanding shares of common stock. The Company filed an amendment to its Articles of Incorporation with the Secretary of State of Florida (the "Amendment") to effectuate the Stock Split and to reduce proportionately the number of its authorized shares of common stock from 5,000,000,000 shares of common stock to 250,000,000 shares of common stock and the number of its authorized shares of preferred stock from 10,000,000 shares of preferred stock to 500,000 shares of preferred stock. As of that date, each 20 shares of issued and outstanding common stock were converted into one share of common stock. No fractional shares will be issued in connection with the Stock Split. Instead, any fractional shares that remain after the Stock Split have been rounded up to the nearest whole number of shares. All options, warrants and convertible securities of the Company outstanding immediately prior to the Stock Split have been appropriately adjusted by dividing the number of shares of common stock into which the options, warrants and convertible securities are exercisable or convertible by 20 and multiplying the exercise or conversion price thereof by 20, as a result of the Stock Split. Accordingly, all share and per share amounts for all periods presented in the consolidated financial statements and notes thereto have been adjusted retrospectively, where applicable to reflect the reverse stock split.

(16) Subsequent Events

On January 23, 2014, we announced the signing of a definitive agreement to acquire Golden Girls LLC, which offers women a safe and trusted way to sell their jewelry for cash. Founded in 2008, Golden Girls LLC purchases precious metals from guests at Golden Girls LLC home parties. Hosts and buyers earn commissions on all jewelry purchased at the parties. The company provides training to buyers, enabling them to pay fair value for jewelry on the spot. As of the date of this filing, this transaction has not yet closed and we are currently unable to ascertain the consideration to be paid by us in connection with such acquisition as the consideration is based upon achievement of a certain EBITDA at the end of 2014, 2015 and 2016 and other milestones that are not expected to occur prior to closing.

On March 14, 2014, we completed the acquisition of Uppercase Living LLC ("Uppercase Living"). Salt Lake City-based Uppercase Living offers an extensive line of customizable vinyl expressions for display on walls. Its independent sales force sells throughout the United States. Consideration for the acquisition consists of 28,920 shares of our Common Stock. The shares of our Common Stock have not been issued as of March 31, 2014.

On October16, 2014, the Company effected a 1-for-20 reverse stock split of its issued and outstanding shares of common stock. The Company filed an amendment to its Articles of Incorporation with the Secretary of State of Florida (the "Amendment") to effectuate the Stock Split and to reduce proportionately the number of its authorized shares of common stock from 5,000,000,000 shares of common stock to 250,000,000 shares of common stock and the number of its authorized shares of preferred stock from 10,000,000 shares of preferred stock to 500,000 shares of preferred stock. As of that date, each 20 shares of issued and outstanding common stock were converted into one share of common stock. No fractional shares will be issued in connection with the Stock Split. Instead, any fractional shares that remain after the Stock Split have been rounded up to the nearest whole number of shares. All options, warrants and convertible securities of the Company outstanding immediately prior to the Stock Split have been appropriately adjusted by dividing the number of shares of common stock into which the options, warrants and convertible securities are exercisable or convertible by 20 and multiplying the exercise or conversion price thereof by 20, as a result of the Stock Split. Accordingly, all share and per share amounts for all periods presented in the consolidated financial statements and notes thereto have been adjusted retrospectively, where applicable to reflect the reverse stock split.